Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax (Expense) Benefit	€ (124)	€ (140)	€ (866)
Deferred Income Tax (Expense) Benefit	(52)	293	180
Sub total deferred income tax (expense) benefit	6	(255)	(73)
Income tax (expense) benefit	(118)	(395)	(939)
FRANCE [Member]
Current Income Tax (Expense) Benefit	(102)	(95)	(818)
Deferred Income Tax (Expense) Benefit	(2)	0	(13)
UNKNOWN COUNTRY [Member]
Current Income Tax (Expense) Benefit	(22)	(45)	(49)
Deferred Income Tax (Expense) Benefit	€ 8	€ (255)	€ (60)